OTHER LONG-TERM LIABILITY (Details Textual) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013 Plant and Equipment [Member] USD ($)	Sep. 30, 2013 Plant and Equipment [Member] CNY	Sep. 30, 2013 Land Use Rights [Member] USD ($)	Sep. 30, 2013 Land Use Rights [Member] CNY
Subsidiary Received	$ 2.21	14.00	$ 1.72	10.90